Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Compensation Plans and Policies
Omnibus Plan and Equity Award Grant Policy
Our Compensation Committee administers our Omnibus Plan, which we adopted and obtained shareholder approval for in connection with our initial public offering (“IPO”) in 2018, pursuant to our Equity Award Grant Policy. Our Equity Award Grant Policy authorizes the Compensation Committee to approve on-cycle grants of stock-based awards to directors, NEOs, and other officers of the Company for purposes of Section 16 of the Exchange Act. The Compensation Committee may delegate authority to the Executive Chairman or CEO to grant stock-based awards to non-NEOs, off-cycle awards, and awards to newly hired or promoted employees under the policy.

As an important measure to ensure the integrity of the award granting process, the Equity Award Grant Policy further provides that the Compensation Committee determine fixed grant dates in advance, such that all terms and conditions of each stock-based award shall be approved on or prior to the grant date. If special circumstances warrant, and subject to black-out periods and other trading restrictions, the Compensation Committee may also grant off-cycle awards outside of this schedule to select individuals.

Equity awards are discretionary and are generally granted to our NEOs and other eligible employees on the first trading day of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer or employee, the Compensation Committee may approve grants to be effective at other times. The Compensation Committee, Executive Chairman, and CEO did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024 and followed its general practice, and Goosehead does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During 2024, we did not grant any equity awards to any NEO during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material nonpublic information.
Award Timing Method
As an important measure to ensure the integrity of the award granting process, the Equity Award Grant Policy further provides that the Compensation Committee determine fixed grant dates in advance, such that all terms and conditions of each stock-based award shall be approved on or prior to the grant date. If special circumstances warrant, and subject to black-out periods and other trading restrictions, the Compensation Committee may also grant off-cycle awards outside of this schedule to select individuals.
Equity awards are discretionary and are generally granted to our NEOs and other eligible employees on the first trading day of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer or employee, the Compensation Committee may approve grants to be effective at other times. The Compensation Committee, Executive Chairman, and CEO did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024 and followed its general practice, and Goosehead does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Equity awards are discretionary and are generally granted to our NEOs and other eligible employees on the first trading day of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer or employee, the Compensation Committee may approve grants to be effective at other times. The Compensation Committee, Executive Chairman, and CEO did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024 and followed its general practice, and Goosehead does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During 2024, we did not grant any equity awards to any NEO during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false